Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current Income Tax	$ (26,644,905)	$ (20,759,986)	$ (14,495,373)
Tax Advances	11,417,431	6,717,751	7,254,160
Current Income Tax Liabilities	$ (15,227,474)	$ (14,042,235)	$ (7,241,213)